Net profit (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net profit (loss) attributable to shareholders of Klarna Group plc	$ (294)	$ 3	$ (249)
Weighted average number of ordinary shares - basic (in shares)	370,654,083	363,993,690	362,090,644
Dilutive potential ordinary shares (in shares)	0	418,379	0
Weighted average number of ordinary shares - diluted (in shares)	370,654,083	364,412,068	362,090,644
Net profit (loss) per share attributable to shareholders of Klarna Group plc, basic (in USD per share)	$ (0.79)	$ 0.01	$ (0.69)
Net profit (loss) per share attributable to shareholders of Klarna Group plc, diluted (in USD per share)	$ (0.79)	$ 0.01	$ (0.69)